Transfer of Financial Assets (Tables)	6 Months Ended
Sep. 30, 2026
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Beginning balance	¥76,456	¥82,426
Increase mainly from loans sold with servicing retained	5,037	5,600
Decrease mainly from amortization	(5,509)	(6,415)
Increase (Decrease) from the effects of changes in foreign exchange rates	(334)	(1,291)

Ending balance	¥75,650	¥80,320

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2026 and September 30, 2026 are as follows:

	Millions of yen
	March 31, 2026	September 30, 2026
Beginning balance	¥116,745	¥127,593
Ending balance	¥127,593	¥123,114